Jun-04-03 03:43pm From- [redacted] T-026 P.002/003 F-213

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055648

Cert NYS

1-6407

NYSE

RECD S.E.C.
JUN 4 2003
081

June 4, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 11 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, SOUTHERN UNION COMPANY, Corporate Units. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 4, 2003. Tentative listing date – June 5, 2003.

Sincerely,

[signature]